CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net Income for the Year	$ 212,612,039	$ 2,115,280,318	$ 965,874,168
Items of Other Comprehensive Income (OCI) that may be Reclassified to Profit or Loss for the Year
Currency Translation Adjustment	7,889,762	223,021	2,495,526
Income / (Expense) from Financial Instruments at Fair Value through OCI (Item 4.1.2a, IFRS 9)	(40,579,124)	19,037,483	1,923,692
Income/Expenses from financial instruments at fair value through OCI	(52,951,289)	45,643,262	2,686,681
Income tax	12,372,165	(26,605,779)	(762,989)
Share of Other Comprehensive Income of associates and joint ventures accounted for using the equity method	20,221	0	0
Total Other Comprehensive Income / (Expense) that may be Reclassified to Profit or Loss for the Year	(32,689,362)	19,260,504	4,419,218
Total Other Comprehensive Income / (Expense)	(32,669,141)	19,260,504	4,419,218
Total Other Comprehensive Income / (Expense) Attributable to Parent company´s owners	(32,668,366)	19,261,598	4,419,218
Total Other Comprehensive (Expense) Attributable to Non-controlling Interests	(775)	(1,094)	0
Total Comprehensive Income	179,942,898	2,134,540,822	970,293,386
Total Comprehensive Income Attributable to Parent company´s owners	179,855,338	2,134,719,826	970,300,591
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	$ 87,560	$ (179,004)	$ (7,205)